Significant and Critical Accounting Policies and Practices (Details 1)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Balance sheets [Member]
Foreign currency translation exchange rates	0.8963	0.9350	0.9704	0.9968
Statement of operations and comprehensive income (loss)
Foreign currency translation exchange rates	0.9145	0.9712	0.9773	0.9998